Convertible Promissory Note Payable - Summary of Convertible Promissory Note Payable (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Convertible Promissory Note Payable [Line Items]
Beginning balance	¥ 10,014,377
Beginning balance	10,014,377
Interest paid	(1,151,421)	¥ (499,493)	¥ (923,562)
Ending balance	10,117,188	10,014,377
Ending balance	10,117,188	10,014,377
Convertible Promissory Note Payable [member] | Liability [Member]
Disclosure of Convertible Promissory Note Payable [Line Items]
Beginning balance	10,014,377	9,134,809	8,070,915
Interest accrued at effective interest rate	883,759	819,754	733,234
Interest paid	(92,981)	(100,522)	(98,894)
Exchange differences	(687,967)	160,336	429,554
Ending balance	10,117,188	10,014,377	9,134,809
Convertible Promissory Note Payable [member] | Equity [member]
Disclosure of Convertible Promissory Note Payable [Line Items]
Beginning balance	5,744,955	5,744,955	5,744,955
Ending balance	¥ 5,744,955	¥ 5,744,955	¥ 5,744,955